Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,013,632)	$ (990,396)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,098	274
Stock-based debt issuance costs		205,000
Stock-based compensation	89,825	18,000
Amortization of debt discount	94,688
Derivative expense	146,141
Gain of extinguishment of debt	44,625
Bad debt - related party	2,244
Change in operating assets and liabilities:
Due from related parties	15,556	(36,274)
Prepaid expenses and other current assets	324	(18,968)
Security Deposit		(6,400)
Accounts payable	111,343
Accrued liabilities	73,457	(23,077)
NET CASH USED IN OPERATING ACTIVITIES	(1,544,003)	(851,841)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment		(10,976)
Cash received in recapitalization		4,676
NET CASH PROVIDED BY INVESTING ACTIVITIES		(6,300)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from related party advances	56,000	51,550
Payments of related party advances	(51,000)	(97,650)
Increase in bank overdraft	812
Proceeds from line of credit	56,165	68,355
Payments to line of credit	(6,132)	(53,628)
Proceeds from convertible debt	390,000	100,000
Repayment of convertible debt	(40,000)
Debt issue costs paid	(69,039)
Proceeds from sale of common stock, net of subscription receivable	534,428	1,361,523
NET CASH PROVIDED BY FINANCING ACTIVITIES	871,234	1,430,150
NET INCREASE (DECREASE) IN CASH	(672,769)	572,009
CASH, beginning of period	672,769	100,760
CASH, end of period		672,769
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	9,243	2,479
Income taxes
Non-cash financing activities:
Increase in debt discount and derivative liability	320,961
Issuance of common stock recorded as prepaid expenses	68,000
Increase in prepaid expenses and accrued liabilities	15,300
Sale of common stock for subscription receivable	11,190
Conversion of debt as part of recapitalization		$ 100,000